SHARE-BASED COMPENSATION (Details 2) (2007 Plan, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Awards Outstanding
Number outstanding (in shares)	12,906,739
Average Remaining Contractual Life	6 years 6 months 11 days
Aggregate Intrinsic Value	$ 215.6
Awards Exercisable
Number exercisable (in shares)	7,906,377
Average Remaining Contractual Life	5 years 2 months 12 days
Aggregate Intrinsic Value	141.9
Option
Awards Outstanding
Number outstanding (in shares)	10,133,771	14,346,268
Average Remaining Contractual Life	5 years 8 months 12 days
Aggregate Intrinsic Value	174.1
Awards Exercisable
Number exercisable (in shares)	7,795,209
Average Remaining Contractual Life	5 years 1 month 24 days
Aggregate Intrinsic Value	140.1
SARs
Awards Outstanding
Number outstanding (in shares)	901,265
Average Remaining Contractual Life	9 years 7 months 13 days
Aggregate Intrinsic Value	1.2
Number outstanding (in shares)	901,265	797,660
Awards Exercisable
Number exercisable (in shares)	27,817
Average Remaining Contractual Life	8 years 11 months 1 day
RSUs
Awards Outstanding
Average Remaining Contractual Life	9 years 6 months 14 days
Aggregate Intrinsic Value	40.3
Number outstanding (in shares)	1,871,703
Awards Exercisable
Number exercisable (in shares)	83,351
Average Remaining Contractual Life	8 years 10 months 20 days
Aggregate Intrinsic Value	1.8
$0.83
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 0.83
$0.83 | Option
Awards Outstanding
Number outstanding (in shares)	1,205,000
Average Remaining Contractual Life	2 years 6 months
Aggregate Intrinsic Value	25.0
Awards Exercisable
Number exercisable (in shares)	1,205,000
Average Remaining Contractual Life	2 years 6 months
Aggregate Intrinsic Value	25.0
$2.16
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.16
$2.16 | Option
Awards Outstanding
Number outstanding (in shares)	1,441,655
Average Remaining Contractual Life	3 years 6 months 18 days
Aggregate Intrinsic Value	27.9
Awards Exercisable
Number exercisable (in shares)	1,441,655
Average Remaining Contractual Life	3 years 6 months 18 days
Aggregate Intrinsic Value	27.9
$2.74
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.74
$2.74 | Option
Awards Outstanding
Number outstanding (in shares)	1,201,502
Average Remaining Contractual Life	4 years 5 months 1 day
Aggregate Intrinsic Value	22.6
Awards Exercisable
Number exercisable (in shares)	1,201,502
Average Remaining Contractual Life	4 years 5 months 1 day
Aggregate Intrinsic Value	22.6
$3.40
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.40
$3.40 | Option
Awards Outstanding
Number outstanding (in shares)	846,315
Average Remaining Contractual Life	5 years 1 month 2 days
Aggregate Intrinsic Value	15.3
Awards Exercisable
Number exercisable (in shares)	846,315
Average Remaining Contractual Life	5 years 1 month 2 days
Aggregate Intrinsic Value	15.3
$3.43
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.43
$3.43 | Option
Awards Outstanding
Number outstanding (in shares)	630,244
Average Remaining Contractual Life	6 years 3 months 25 days
Aggregate Intrinsic Value	11.4
Awards Exercisable
Number exercisable (in shares)	548,682
Average Remaining Contractual Life	6 years 3 months 25 days
Aggregate Intrinsic Value	9.9
$3.51
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.51
$3.51 | Option
Awards Outstanding
Number outstanding (in shares)	1,245,425
Average Remaining Contractual Life	6 years 10 months 10 days
Aggregate Intrinsic Value	22.5
Awards Exercisable
Number exercisable (in shares)	873,175
Average Remaining Contractual Life	6 years 10 months 10 days
Aggregate Intrinsic Value	15.7
$4.16
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 4.16
$4.16 | Option
Awards Outstanding
Number outstanding (in shares)	1,310,773
Average Remaining Contractual Life	7 years 5 months 5 days
Aggregate Intrinsic Value	22.8
Awards Exercisable
Number exercisable (in shares)	660,273
Average Remaining Contractual Life	7 years 5 months 5 days
Aggregate Intrinsic Value	11.5
$8.77
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 8.77
$8.77 | Option
Awards Outstanding
Number outstanding (in shares)	2,084,857
Average Remaining Contractual Life	7 years 10 months 6 days
Aggregate Intrinsic Value	26.6
Awards Exercisable
Number exercisable (in shares)	955,607
Average Remaining Contractual Life	7 years 10 months 6 days
Aggregate Intrinsic Value	12.2
$25.00
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 25.00
$25.00 | Option
Awards Outstanding
Number outstanding (in shares)	168,000
Average Remaining Contractual Life	8 years 4 months 24 days
Awards Exercisable
Number exercisable (in shares)	63,000
Average Remaining Contractual Life	8 years 4 months 24 days
$16.95
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 16.95
$16.95 | SARs
Awards Outstanding
Number outstanding (in shares)	9,375
Average Remaining Contractual Life	8 years 11 months 19 days
Awards Exercisable
Number exercisable (in shares)	2,344
Average Remaining Contractual Life	8 years 11 months 19 days
$19.00
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 19.00
$19.00 | SARs
Awards Outstanding
Number outstanding (in shares)	370,000
Average Remaining Contractual Life	9 years 6 months 25 days
Aggregate Intrinsic Value	0.9
$20.99
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 20.99
$20.99 | SARs
Awards Outstanding
Number outstanding (in shares)	101,890
Average Remaining Contractual Life	8 years 11 months 1 day
Aggregate Intrinsic Value	0.1
Awards Exercisable
Number exercisable (in shares)	25,473
Average Remaining Contractual Life	8 years 11 months 1 day
$21.05
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 21.05
$21.05 | SARs
Awards Outstanding
Number outstanding (in shares)	400,000
Average Remaining Contractual Life	9 years 10 months 17 days
Aggregate Intrinsic Value	$ 0.2
$23.19
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 23.19
$23.19 | SARs
Awards Outstanding
Number outstanding (in shares)	20,000
Average Remaining Contractual Life	9 years 2 months 5 days